UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2018

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 6.0%
Dana Inc.	83,800	$1,691,922
Modine Manufacturing Co.	130,000	2,372,500	*
Superior Industries International Inc.	339,255	6,072,664

Total Auto Components		10,137,086

Media - 2.1%
Gray Television Inc.	222,310	3,512,498	*

Textiles, Apparel & Luxury Goods - 1.4%
Wolverine World Wide Inc.	70,040	2,435,291

TOTAL CONSUMER DISCRETIONARY		16,084,875

CONSUMER STAPLES - 5.6%
Beverages - 1.8%
Cott Corp.	182,900	3,026,995

Food & Staples Retailing - 1.7%
Weis Markets Inc.	53,370	2,846,756

Food Products - 2.1%
TreeHouse Foods Inc.	70,200	3,686,202	*

TOTAL CONSUMER STAPLES		9,559,953

ENERGY - 6.7%
Energy Equipment & Services - 5.1%
Apergy Corp.	23,500	981,125	*
Forum Energy Technologies Inc.	183,590	2,267,336	*
Liberty Oilfield Services Inc., Class A Shares	90,689	1,697,698	*
McDermott International Inc.	100,948	1,983,640	*
Patterson-UTI Energy Inc.	89,000	1,602,000

Total Energy Equipment & Services		8,531,799

Oil, Gas & Consumable Fuels - 1.6%
Extraction Oil & Gas Inc.	187,000	2,747,030	*

TOTAL ENERGY		11,278,829

FINANCIALS - 30.8%
Banks - 24.2%
Camden National Corp.	56,500	2,582,615
First Financial Bancorp	119,325	3,657,311
FNB Corp.	253,400	3,400,628
Great Western Bancorp Inc.	44,850	1,883,252
Heartland Financial USA Inc.	38,000	2,084,300
IBERIABANK Corp.	34,700	2,630,260
Lakeland Bancorp Inc.	131,100	2,602,335
Metropolitan Bank Holding Corp.	36,620	1,921,818	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Signature Bank	18,060	$2,309,513	*
Texas Capital Bancshares Inc.	30,220	2,765,130	*
WesBanco Inc.	92,000	4,143,680
Western Alliance Bancorp	96,750	5,477,017	*
Wintrust Financial Corp.	63,830	5,556,401

Total Banks		41,014,260

Capital Markets - 1.2%
Affiliated Managers Group Inc.	13,820	2,054,619

Insurance - 3.3%
Axis Capital Holdings Ltd.	55,440	3,083,573
Crawford & Co., Class A Shares	293,659	2,528,404

Total Insurance		5,611,977

Mortgage Real Estate Investment Trusts (REITs) - 2.1%
Starwood Property Trust Inc.	159,180	3,455,798

TOTAL FINANCIALS		52,136,654

HEALTH CARE - 6.3%
Biotechnology - 1.0%
Arena Pharmaceuticals Inc.	18,580	810,088	*
Rhythm Pharmaceuticals Inc.	29,654	926,984	*

Total Biotechnology		1,737,072

Health Care Providers & Services - 5.3%
Cross Country Healthcare Inc.	247,000	2,778,750	*
Surgery Partners Inc.	410,690	6,119,281	*

Total Health Care Providers & Services		8,898,031

TOTAL HEALTH CARE		10,635,103

INDUSTRIALS - 11.9%
Aerospace & Defense - 1.3%
Triumph Group Inc.	111,270	2,180,892

Commercial Services & Supplies - 4.8%
ACCO Brands Corp.	197,828	2,739,918
Herman Miller Inc.	89,370	3,029,643
Pitney Bowes Inc.	264,000	2,262,480

Total Commercial Services & Supplies		8,032,041

Construction & Engineering - 0.7%
Tutor Perini Corp.	61,690	1,138,181	*

Machinery - 1.0%
Briggs & Stratton Corp.	95,100	1,674,711

Road & Rail - 1.0%
Heartland Express Inc.	93,850	1,740,917

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply Inc.	58,000	$2,471,960	*
Foundation Building Materials Inc.	184,500	2,837,610	*

Total Trading Companies & Distributors		5,309,570

TOTAL INDUSTRIALS		20,076,312

INFORMATION TECHNOLOGY - 10.8%
Electronic Equipment, Instruments & Components - 6.8%
AVX Corp.	155,460	2,436,058
Belden Inc.	47,000	2,872,640
Methode Electronics Inc.	74,000	2,982,200
PC Connection Inc.	96,000	3,187,200

Total Electronic Equipment, Instruments & Components		11,478,098

Technology Hardware, Storage & Peripherals - 4.0%
Avid Technology Inc.	600,000	3,120,000	*
Cray Inc.	85,000	2,091,000	*
Diebold Nixdorf Inc.	141,000	1,684,950

Total Technology Hardware, Storage & Peripherals		6,895,950

TOTAL INFORMATION TECHNOLOGY		18,374,048

MATERIALS - 1.6%
Metals & Mining - 1.6%
Compass Minerals International Inc.	40,500	2,662,875

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Cousins Properties Inc.	271,670	2,632,482
EastGroup Properties Inc.	25,890	2,474,048
Empire State Realty Trust Inc., Class A Shares	80,020	1,368,342
Highwoods Properties Inc.	50,480	2,560,851
Retail Properties of America Inc., Class A Shares	215,640	2,755,879
Urstadt Biddle Properties Inc., Class A Shares	187,090	4,233,847

TOTAL REAL ESTATE		16,025,449

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Iridium Communications Inc.	216,430	3,484,523	*

TOTAL COMMON STOCKS (Cost - $133,465,948)		160,318,621

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.7%
INFORMATION TECHNOLOGY - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology Inc., Senior Notes (Cost - $1,009,525)	2.000%	6/15/20	$1,250,000	$1,131,125

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $134,475,473)				161,449,746

			SHARES
SHORT-TERM INVESTMENTS - 4.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $7,608,668)	1.673%		7,608,668	7,608,668

TOTAL INVESTMENTS - 99.9% (Cost - $142,084,141)				169,058,414
Other Assets in Excess of Liabilities - 0.1%				146,426

TOTAL NET ASSETS - 100.0%				$169,204,840

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Common Stocks	$160,318,621	—	—	$160,318,621
Convertible Bonds & Notes	—	$1,131,125	—	1,131,125

Total Long-Term Investments	160,318,621	1,131,125	—	161,449,746

Short-Term Investments	7,608,668	—	—	7,608,668

Total Investments	$167,927,289	$1,131,125	—	$169,058,414

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018